Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - Level 3 [Member] ¥ in Millions		Mar. 31, 2020 JPY (¥) yr	Mar. 31, 2019 JPY (¥) yr
Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	[1]	¥ (728)	¥ (4,189)
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.000
Interest Rate Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.120
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.329	0.292
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.625	0.513
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.167	0.228
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.600	0.600
Interest Rate Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.410
Interest Rate Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.480
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.000	0.110
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		1.000	0.713
Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	[1]	¥ 5,005	¥ 18,198
Foreign Exchange Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.000
Foreign Exchange Contracts [Member] | Option Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.120
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.300	0.350
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.700	0.700
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.158	0.148
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.600	0.600
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.600	0.650
Foreign Exchange Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.410
Foreign Exchange Contracts [Member] | Option Model [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.480
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.075	0.097
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.170	0.182
Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	[1]	¥ 6,166	¥ 5,878
Equity Contracts [Member] | Discounted Cash Flow [Member] | Term of Litigation [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr			1.0
Equity Contracts [Member] | Discounted Cash Flow [Member] | Term of Litigation [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr		0.1
Equity Contracts [Member] | Discounted Cash Flow [Member] | Term of Litigation [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr		1.1
Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	[1]	¥ (10,038)	¥ (2,727)
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.517
Equity Contracts [Member] | Option Model [Member] | Correlation Between Underlying Assets [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.820
Equity Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.242	0.210
Equity Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.320	0.300
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		(0.584)	0.070
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.569	0.641
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.195	0.216
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.810	0.803
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 15,767	¥ 19,246
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.002	0.000
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.013	0.004
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.004	0.003
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.550	0.600
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.900	0.700
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.699	0.667
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.100
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		10.0
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.099	0.100
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 92,025	¥ 109,213
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.012	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.053	0.053
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.050	0.050
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600	0.600
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.760	0.760
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.682	0.672
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Loan Price [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.905
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Loan Price [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			1.003
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Loan Price [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]		0.954
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1],[3]	¥ 389,170	¥ 587,577
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.010	0.100
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.010	0.100
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.011	0.010
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.014	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.014	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.210	0.227
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.210	0.227
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.000	0.000
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.990	0.901
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[4]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.578	0.643
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.578	0.643
Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 6,651	¥ 35,148	[3]
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.024
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.010
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.024
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.024	0.013
Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 86,734	¥ 112,822
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.000	0.000
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.250	0.250
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.003	0.003
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600	0.400
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.900	0.900
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.798	0.780
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080	0.080
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100	0.100
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.094	0.095
Equity Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 27,144
Equity Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		1.0
Equity Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	1.0

[1]	The fair value as of March 31, 2019 and 2020 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”
[4]	See “Probability of default” in “Sensitivity to and range of unobservable inputs.”